Share-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended									12 Months Ended																12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2008	Jun. 30, 2005 Cerberus Funds [Member]	Dec. 31, 2013 Genesis [Member]	Dec. 31, 2013 NV Equity Plan [Member]	Dec. 31, 2013 Equity Incentive Plan 2012 [Member]	Dec. 31, 2013 Equity Incentive Plan 2014 [Member]	Dec. 31, 2013 Exercise Price $24.63 [Member]	Dec. 31, 2013 Exercise Price $2.95 [Member]	Dec. 31, 2013 Exercise Price $14.12 [Member]	Dec. 31, 2013 Exercise Price $11.29 [Member]	Dec. 31, 2013 Exercise Price $13.72 [Member]	Dec. 31, 2013 2014 [Member]	Dec. 31, 2013 2015 [Member]	Dec. 31, 2013 2016 [Member]	Dec. 31, 2013 2017 [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2013 Stock Options [Member] Genesis [Member]	Dec. 31, 2013 Restricted Share Units [Member]	Dec. 31, 2013 Restricted Shares [Member]
Share-Based Compensation [Line Items]
Ownership percentage									100.00%														50.00%	50.00%	50.00%
Equity awards available for grants											4,251,848	2,000,000	4,500,000
Equity award vesting period	3 years
Restricted shares granted																														302,433	220,000
Restricted share issued																															139,920
Options exercised during year, Number of Options	368,279	[1]								(168,279)																200,000
Ordinary shares issued																										107,353				109,834
Restricted shares vested	83,034																													200,000
Stock options outstanding, shares	1,708,757		2,077,036	[2]						299,754				1,162,500	350,000	21,287	23,662	19,833
Share options outstanding, exercise price														$ 24.63	$ 2.95	$ 14.12	$ 11.29	$ 13.72
Share options outstanding, vested																										1,512,500			131,475
Share options outstanding, expected to vest																										64,782
Restricted shares, expected to vest																														2,502,661	139,920
Stock options outstanding, weighted average remaining contractual term, years	4 years 1 month 6 days
Stock options issued, weighted average grant date fair value								$ 1.52
Total stock-based compensation	$ 9,292,000		$ 7,127,000	[3]	$ 6,236,000	[3]	$ 3,000,000																			$ 0	$ 0	$ 1,431,000
Restricted share units outstanding	27,734		110,768
Expected recognition of share-based compensation																			$ 9,500,000	$ 5,600,000	$ 2,100,000	$ 600,000

[1]	Including 168,279 AER options granted to former Genesis directors and employees; refer to footnote 1.
[2]	Including 299,754 AER options granted to former Genesis directors and employees at the closing of the amalgamation with Genesis on March 25, 2010; these options were issued pursuant to a separate board resolution, so not under any of AerCap Equity Incentive Plans.
[3]	Certain reclassifications have been made to the prior years Consolidated Statement of Cash Flows to reflect the current year presentation.